PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Rates)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2037	2036
North America | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.20%	6.30%
North America | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.90%	4.80%
North America | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.50%	6.60%
North America | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	7.50%	6.90%
North America | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.00%	5.50%
North America | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.60%	7.20%
Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	12.60%
Exit date	2037	2031
Colombia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	11.30%
Colombia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	12.60%
Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2031	2031
Europe | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.10%	4.10%
Europe | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.90%	5.90%
Europe | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.50%	5.00%
Europe | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.30%	6.80%
Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2032	2031
Brazil | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		9.20%
Brazil | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		10.50%
Brazil | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.90%
Brazil | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.20%
Brazil | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.20%
Brazil | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.50%